Taxation - Narrative (Details) - ZAR (R) R in Thousands	12 Months Ended			66 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2018
Tax incentives [Line Items]
Average effective tax rate	15.70%	18.10%	36.90%
Tax incentives in addition to incurred cost	R 3,258	R 10,387	R 0
Taxation	30,373	26,302		R 30,373
Section 11D Research and Development Incentives
Tax incentives [Line Items]
Tax incentives in addition to incurred cost	2,300			20,500
Tax incentives in addition to incurred cost, approved expenditures				17,700
Tax incentives in addition to incurred cost, uncertain tax position				2,800
Taxation	R 17,700	R 14,900		R 17,700